GROUP STRUCTURE (Details 4) - Rinconde Aranda [Member] $ in Millions	Aug. 16, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Assignment of Greenwinds interest net of assumed liabilities	$ (54.0)
Fair value of Rincon de Aranda's previous interest	(31.6)
Total	(85.6)
Property, plant and equipment	57.0
Inventories	0.9
Tax credits	1.0
Cash and cash equivalents	29.2
Deferred tax liability	(2.3)
Fair value	85.8
Profit	0.2
Property, plant and equipment	121.1
Intangible assets	29.5
Financial assets at fair value through profit and loss	10.9
Trade and other receivables	10.1
Cash and cash equivalents	16.7
Borrowings	(79.7)
Deferred tax liability	(48.3)
Income tax liability	(3.6)
Trade and other payables	(1.1)
Provisions	(0.8)
Tax charges	(0.8)
Assignment of Greenwind's interest net of assumed liabilities	54.0
Provisions assumed by Pampa	(4.2)
Book value of Greenwinds interest	$ 49.8